Premises and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Premises and Equipment
Depreciation expense	$ 210	$ 220	$ 240
Net losses on the sale of and write-downs on premises and equipment	$ 362,000	$ 184,000	$ (85,000)